Fair Value Measurements (Estimated Fair Values of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial assets:
Cash and cash equivalents	$ 42,832	$ 44,996
Securities	847,961	849,620
Loans Held-for-sale, Fair Value Disclosure	5,037	6,371
Loans, net	1,980,846	1,734,609
Restricted investments in bank stock	15,223	20,564
Accrued interest receivable	7,349	7,059
Financial liabilities:
Deposits	2,383,085	2,241,179
Short-term borrowings	333,475	277,750
Long-term debt		12,642
Accrued interest payable	325	218
Standby Letters of Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0	0
Commitments to Extend Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0	0
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents	42,832	44,996
Securities	0	0
Loans Held-for-sale, Fair Value Disclosure	0	0
Loans, net	0	0
Restricted investments in bank stock	0	0
Accrued interest receivable	7,349	7,059
Financial liabilities:
Deposits	0	0
Short-term borrowings	333,475	277,750
Long-term debt		0
Accrued interest payable	325	218
Fair Value, Inputs, Level 1 [Member] | Standby Letters of Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0	0
Fair Value, Inputs, Level 1 [Member] | Commitments to Extend Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0	0
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Cash and cash equivalents	0	0
Securities	847,961	849,620
Loans Held-for-sale, Fair Value Disclosure	0	0
Loans, net	0	0
Restricted investments in bank stock	0	0
Accrued interest receivable	0	0
Financial liabilities:
Deposits	0	0
Short-term borrowings	0	0
Long-term debt		0
Accrued interest payable	0	0
Fair Value, Inputs, Level 2 [Member] | Standby Letters of Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0	0
Fair Value, Inputs, Level 2 [Member] | Commitments to Extend Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0	0
Fair value inputs, Level 3 [Member]
Financial assets:
Cash and cash equivalents	0	0
Securities	0	0
Loans Held-for-sale, Fair Value Disclosure	5,037	6,371
Loans, net	1,980,846	1,734,609
Restricted investments in bank stock	15,223	20,564
Accrued interest receivable	0	0
Financial liabilities:
Deposits	2,383,085	2,241,179
Short-term borrowings	0	0
Long-term debt		12,642
Accrued interest payable	0	0
Fair value inputs, Level 3 [Member] | Standby Letters of Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0	0
Fair value inputs, Level 3 [Member] | Commitments to Extend Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0	0
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	42,832	44,996
Securities	853,032	869,737
Loans Held-for-sale, Fair Value Disclosure	4,996	6,225
Loans, net	1,973,536	1,727,762
Restricted investments in bank stock	15,223	20,564
Accrued interest receivable	7,349	7,059
Financial liabilities:
Deposits	2,380,672	2,239,621
Short-term borrowings	333,475	277,750
Long-term debt		15,800
Accrued interest payable	325	218
Carrying Amount [Member] | Standby Letters of Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0	0
Carrying Amount [Member] | Commitments to Extend Credit [Member]
Financial liabilities:
Off-balance sheet instruments	$ 0	$ 0